Subsequent Events (Narrative) (Details)						3 Months Ended								6 Months Ended
	Aug. 13, 2020 $ / shares	Aug. 10, 2020 USD ($)	Aug. 09, 2020	Mar. 13, 2019	Mar. 01, 2018 $ / shares	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020 USD ($) property $ / shares	Jun. 30, 2019 $ / shares	Jun. 30, 2020 USD ($) property $ / shares	Jun. 30, 2019 $ / shares	Aug. 31, 2020 property	Apr. 30, 2020 property	Jan. 31, 2020 property	Dec. 31, 2019 property
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity base percent														55.00%
Effective interest rate												2.96%		2.96%					4.14%
Common stock dividends (in usd per share) | $ / shares					$ 0.85							$ 0.85	$ 0.21	$ 0.85	$ 0.42
Subsequent Event
Subsequent Event [Line Items]
Long-term debt, covenant requirements, distribution in excess of modified funds from operations, percent		95.00%
Stock repurchase program, maximum authorized amount		$ 50,000,000.0
Line of credit facility, future borrowing capacity base percent		55.00%
Debt instrument, covenant, interest coverage ratio		8.50%	7.00%
Common stock dividends (in usd per share) | $ / shares	$ 0.85
Term Loan
Subsequent Event [Line Items]
Effective interest rate												4.30%		4.30%
Term Loan | Subsequent Event
Subsequent Event [Line Items]
Effective interest rate			2.55%
Revolving Credit Facility | Credit Facility
Subsequent Event [Line Items]
Effective interest rate												2.26%		2.26%					4.08%
Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Effective interest rate		2.60%
Florida | Assets held for sale
Subsequent Event [Line Items]
Prospective consideration for letters of intent												$ 65,000,000.0		$ 65,000,000.0
Number of properties held for sale | property																			3
Florida | Assets held for sale | Subsequent Event
Subsequent Event [Line Items]
Number of properties held for sale | property																3
Seniors Housing Communities | Assets held for sale
Subsequent Event [Line Items]
Number of properties held for sale | property												11		11			11	14
Seniors Housing Communities | Florida | Assets held for sale
Subsequent Event [Line Items]
Prospective consideration for letters of intent												$ 53,000,000.0		$ 53,000,000.0
Number of properties held for sale | property												2		2					2
LIBOR | Minimum | Term Loan
Subsequent Event [Line Items]
Basis spread on variable rate				1.55%
LIBOR | Minimum | Revolving Credit Facility | Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate				1.60%
LIBOR | Maximum | Term Loan
Subsequent Event [Line Items]
Basis spread on variable rate				2.15%
LIBOR | Maximum | Revolving Credit Facility | Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate				2.20%
Base Rate | Minimum | Term Loan
Subsequent Event [Line Items]
Basis spread on variable rate				0.30%
Base Rate | Minimum | Revolving Credit Facility | Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate				0.35%
Base Rate | Maximum | Term Loan
Subsequent Event [Line Items]
Basis spread on variable rate				0.90%
Base Rate | Maximum | Revolving Credit Facility | Credit Facility
Subsequent Event [Line Items]
Basis spread on variable rate				0.95%
New Credit Facilities
Subsequent Event [Line Items]
Long-term debt, covenant requirements, amount												$ 50,000,000.0		$ 50,000,000.0
Long-term debt, covenant requirements, distribution in excess of modified funds from operations, percent												115.00%		95.00%
New Credit Facilities | Subsequent Event
Subsequent Event [Line Items]
Long-term debt, covenant requirements, distribution in excess of modified funds from operations, percent						100.00%	100.00%	105.00%	105.00%	110.00%	110.00%
Day Prior to Commencement Quarter | New Credit Facilities | Subsequent Event
Subsequent Event [Line Items]
Long-term debt, covenant requirements, amount		$ 100,000,000.0
Commencement Quarter | Subsequent Event
Subsequent Event [Line Items]
Long-term debt, covenant requirements, amount		$ 50,000,000.0
Line of credit facility, current borrowing capacity base percent		62.50%
Commencement Quarter | LIBOR | Minimum | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, LIBOR floor interest rate		0.25%	0.00%
Commencement Quarter | LIBOR | Minimum | Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		1.55%
Commencement Quarter | LIBOR | Minimum | Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		1.60%
Commencement Quarter | LIBOR | Maximum | Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		2.30%
Commencement Quarter | LIBOR | Maximum | Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		2.35%
Commencement Quarter | Base Rate | Minimum | Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate			0.30%
Commencement Quarter | Base Rate | Minimum | Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		0.60%
Commencement Quarter | Base Rate | Maximum | Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		1.05%
Commencement Quarter | Base Rate | Maximum | Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		1.35%
Commencement Quarter | New Credit Facilities | Subsequent Event
Subsequent Event [Line Items]
Long-term debt, covenant requirements, amount		$ 30,000,000.0
Commencement Quarter | New Credit Facilities | Minimum | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity base percent		55.00%
Covenant Period July 1, 2020 through June 30, 2021 | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity base percent		67.50%
Covenant Period From July 1, 2021 through Commencement Quarter | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity base percent		65.00%
Covenant Period After Commencement Quarter | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity base percent		62.50%
Covenant Period July 1, 2020 through March 31, 2021 | Subsequent Event
Subsequent Event [Line Items]
Fixed charge coverage ratio		1.00
Covenant Period July 1, 2020 through March 31, 2021 | Minimum | Subsequent Event
Subsequent Event [Line Items]
Fixed charge coverage ratio		1.50
Covenant Period From April 1, 2021 through June 30, 2021 | Minimum | Subsequent Event
Subsequent Event [Line Items]
Fixed charge coverage ratio		1.55
Covenant Period From April 1, 2021 through June 30, 2021 | Maximum | Subsequent Event
Subsequent Event [Line Items]
Fixed charge coverage ratio		1.00
Covenant Period After June 30, 2021 | Subsequent Event
Subsequent Event [Line Items]
Fixed charge coverage ratio		1.00
Covenant Period After June 30, 2021 | Minimum | Subsequent Event
Subsequent Event [Line Items]
Fixed charge coverage ratio		1.60
Covenant Period August 10, 2020 | LIBOR | Minimum | Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		1.80%
Covenant Period August 10, 2020 | LIBOR | Minimum | Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		1.85%
Covenant Period August 10, 2020 | LIBOR | Maximum | Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		2.55%
Covenant Period August 10, 2020 | LIBOR | Maximum | Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		2.60%
Covenant Period August 10, 2020 | Base Rate | Minimum | Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		0.55%
Covenant Period August 10, 2020 | Base Rate | Minimum | Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		0.35%
Covenant Period August 10, 2020 | Base Rate | Maximum | Term Loan | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		1.30%
Covenant Period August 10, 2020 | Base Rate | Maximum | Revolving Credit Facility | Credit Facility | Subsequent Event
Subsequent Event [Line Items]
Basis spread on variable rate		1.10%